November 25, 2002

                         DREYFUS FOUNDERS BALANCED FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2002
                          (AS PREVIOUSLY SUPPLEMENTED)

The section of the fund's prospectus entitled "Management" is hereby amended by revising the fifth paragraph on page 7 to read as follows:

      John B. Jares, vice president of investments and chartered financial analyst, joined Founders in November 2001 and has been the fund's lead portfolio manager since that time. Before joining Founders, Mr. Jares was a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997. John V. Johnson, chartered financial analyst, has been the fund's assistant portfolio manager since November 2002. Mr. Johnson joined Founders as a senior equity analyst in June 2002. Before joining Founders, Mr. Johnson was an equity analyst at American Century Investments from 2001 to June 2002, an equity analyst at The Abernathy Group from 1999 to 2001, and an equity analyst at Berger LLC from 1997 to 1999.




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                       SUPPLEMENT DATED NOVEMBER 25, 2002
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2002
                          (AS PREVIOUSLY SUPPLEMENTED)

The section of the prospectus entitled "Fund Summaries - Dreyfus Founders Balanced Fund" is hereby amended on page 7 by revising the paragraph entitled "Portfolio Manager" to read as follows:

      PORTFOLIO MANAGERS

      JOHN B. JARES, Vice President of Investments. Mr. Jares, a Chartered Financial Analyst, joined Founders in November 2001 and has been lead portfolio manager of Balanced Fund since that time. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

      JOHN V. JOHNSON, Assistant Portfolio Manager. Mr. Johnson is a Chartered Financial Analyst who has been the assistant portfolio manager of Balanced Fund since November 2002. Mr. Johnson joined Founders as a senior equity analyst in June 2002. Before joining Founders, Mr. Johnson was an equity analyst at American Century Investments from 2001 to June 2002, an equity analyst at The Abernathy Group from 1999 to 2001, and an equity analyst at Berger LLC from 1997 to 1999.